Other Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Assets, Noncurrent Disclosure [Abstract]
Deferred financing costs	$ 12.7	$ 16.8
Deferred tax assets	20.7	20.4
Other assets	12.0	20.8
Total, other assets	45.4	58.0
Capitalized costs during period		9.8	$ 9.4
Amortization expense for period	$ 4.1	$ 2.0	$ 0.4